LEASING - Disclosure of detailed information about right-of-use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 451
Changes during the year:
Depreciation and amortization	318	$ 351	$ 594
Ending Balance	401	451
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	3,437	4,378
Changes during the year:
New leases	254	40
Termination of leases	(112)	(92)
Deconsolidation of Oranim		(921)
Currency translation adjustments	516	32
Ending Balance	4,095	3,437	4,378
Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,986	3,071
Changes during the year:
Depreciation and amortization	318	351
Termination of leases	(86)	(33)
Deconsolidation of Oranim		(388)
Currency translation adjustments	476	(15)
Ending Balance	3,694	2,986	3,071
Premises [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	239
Changes during the year:
Ending Balance	199	239
Premises [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,777	3,703
Changes during the year:
New leases	0	0
Termination of leases	0	0
Deconsolidation of Oranim		(921)
Currency translation adjustments	442	(5)
Ending Balance	3,219	2,777	3,703
Premises [Member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,538	2,723
Changes during the year:
Depreciation and amortization	231	250
Termination of leases	0	0
Deconsolidation of Oranim		(388)
Currency translation adjustments	251	(47)
Ending Balance	3,020	2,538	2,723
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	212
Changes during the year:
Ending Balance	202	212
Vehicles [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	660	675
Changes during the year:
New leases	254	40
Termination of leases	(112)	(92)
Deconsolidation of Oranim		0
Currency translation adjustments	74	37
Ending Balance	876	660	675
Vehicles [Member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	448	348
Changes during the year:
Depreciation and amortization	87	101
Termination of leases	(86)	(33)
Deconsolidation of Oranim		0
Currency translation adjustments	225	32
Ending Balance	$ 674	$ 448	$ 348